UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of  Securities Sold
                      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.  Name and address of issuer:
                 Nationwide Mutual Funds
                 1000 Continental Drive, Suite 400
                 King of Prussia, Pennsylvania 19406-2850
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  2.  The name of each series or class of securities for which this
      Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                 Nationwide Bond Index Fund
                 Nationwide Bond Fund
                 Nationwide Government Bond Fund
                 Nationwide Growth  Fund
                 Nationwide International Index Fund
                 Nationwide Investor Destinations Aggressive Fund
                 Nationwide Investor Destinations Conservative Fund
                 Nationwide Investor Destinations Moderate Fund
                 Nationwide Investor Destinations Moderately Aggressive Fund
                 Nationwide Investor Destinations Moderately Conservative Fund
                 Nationwide Mid Cap Market Index Fund
                 Nationwide Money Market Fund
                 Nationwide Fund
                 Nationwide S&P 500 Index Fund
                 Nationwide Small Cap Index Fund
                 Nationwide U.S. Small Cap Value Fund
                 Nationwide Destination 2010 Fund
                 Nationwide Destination 2015 Fund
                 Nationwide Destination 2020 Fund
                 Nationwide Destination 2025 Fund
                 Nationwide Destination 2030 Fund
                 Nationwide Destination 2035 Fund
                 Nationwide Destination 2040 Fund
                 Nationwide Destination 2045 Fund
                 Nationwide Destination 2050 Fund
                 Nationwide Destination 2055 Fund
                 Nationwide Destination 2060 Fund
                 Nationwide Retirement Income Fund
                 Nationwide Portfolio Completion Fund
                 Nationwide Small Company Growth Fund
                 Nationwide Inflation-Protected Securities Fund
                 Nationwide Global Equity Fund
                 Nationwide High Yield Bond Fund
                 Nationwide Core Plus Bond Fund
                 Nationwide HighMark Bond Fund
                 Nationwide HighMark California Intermediate Tax Free Bond Fund
                 Nationwide HighMark National Intermediate Tax Free Bond Fund
                 Nationwide HighMark Short Term Bond Fund
                 Nationwide Ziegler Wisconsin Tax Exempt Fund
                 Nationwide Ziegler Equity Income Fund
                 Nationwide HighMark Large Cap Core Equity Fund
                 Nationwide Bailard International Equities Fund
                 Nationwide Bailard Technology & Science Fund
                 Nationwide Geneva Mid Cap Growth Fund
                 Nationwide Geneva Small Cap Growth Fund
                 Nationwide HighMark Balanced Fund (Closed October 25, 2015)
                 Nationwide HighMark Large Cap Growth Fund
		(Merged into Nationwide HighMark Large Cap Core Equity Fund October 12, 2015)
                 Nationwide HighMark Small Cap Core Fund
                 Nationwide Bailard Cognitive Value Fund
                 Nationwide HighMark Value Fund
		(Merged into Nationwide Fund October 12, 2015)
                 Nationwide Ziegler NYSE Arca Tech 100 Index Fund
                 Nationwide Diverse Managers Fund
                 Nationwide Bailard Emerging Markets Equity Fund
                 Nationwide Herndon Mid Cap Value Fund
                 Nationwide International Value Fund (Closed December 21, 2014)

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  3.  Investment Company Act File Number:         811-08495

      Securities Act File Number:                 333-40455

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4(a). Last day of the fiscal year for which this notice is filed:

            October 31, 2015
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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                              $6,803,648,659
                                                          ------------------

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                              $6,115,524,438
                                                          ------------------

      (iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:
                                                                 $93,165,125
                                                            ----------------


      (iv) Total available redemption credits
            [Add items 5(ii) and 5(iii)]:

                                                 -            $6,208,689,563
                                                          ------------------
      (v) Net Sales - If item 5(i) is greater than item 5(iv)
            [subtract Item 5(iv) from Item 5(i) ]

                                                                $594,959,096
                                                            ----------------

      (vi) Redemption credits available for use in future years
      -if Item 5(i) is less than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:
                                                                          $0
                                                            ----------------

      (vii) Multiplier for determining registration fee (See
      Instruction C.9):
                                                                   0.0001007
                                                            ----------------

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
              (enter "0" if no fee is due):

                                                 =                $59,912.38
                                                            ----------------

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  6.  Prepaid shares
      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__ .


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  7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                 +                        $0
                                                            ----------------
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  8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                 =                $59,912.38
                                                            ----------------
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  9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
        1/28/2016

      Method of Delivery:

      X          Wire Transfer
                 Mail or other means

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      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*  /s/Joseph Finelli  Treasurer
				-------------------------------------

                 Joseph Finelli, Treasurer
      Date:Jan. 28, 2016
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      *Please print the name and title of the signing officer below the signature.